Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Organization and Nature of Operations [Abstract]
Schedule of weighted-average Black-Scholes assumptions
	For the Three Months Ended March 31,
	2023	2022
Expected life	N/A	6.25 years
Risk free interest rate	N/A	1.47%
Expected volatility	N/A	92%
Expected dividend yield	N/A	N/A
Forfeiture rate	N/A	N/A

	For the Years Ended December 31,
	2022	2021
Expected life	6 years	6 years
Risk free interest rate	1.47 – 3.055%	0.90 – 1.38%
Expected volatility	91 – 92%	91 – 92%
Expected dividend yield	0%	0%

Schedule of anti-dilutive securities excluded from computation of diluted net loss per share
	As of March 31,
	2023	2022
Options	252,994	377,905
Warrants	1,177,315	1,182,503
Totals	1,430,309	1,560,408

	As of December 31,
	2022	2021
Options	317,857	366,412
Warrants	1,178,169	1,187,803
Totals	1,496,026	1,554,215